SCHEDULE OF CONTRACT LIABILITIES (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 140,829	$ 1,100,000	$ 358,473	$ 2,800,000	$ 2,450,000
Advance from customers	8,194	64,000		254,032
Total	$ 149,023	$ 1,164,000		$ 3,054,032